SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	9 Months Ended
Dec. 31, 2014
Office Equipment [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	50.00%
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	20.00%
Tools and Parts [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum	20.00%